INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2025
Inventory Disclosure [Abstract]
SCHEDULE OF INVENTORIES	Inventories consist of the following:
	As of December 31, 2025	As of December 31, 2024

Finished goods	82,820	-
Inventories	$82,820	$-